Income Taxes - Summary of Deferred Income Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets:
Allowance for doubtful accounts	$ 273,692	$ 110,381
Accruals and reserves	4,448,488	733,051
Disallowed interest carryforwards	1,332,346	0
Net operating loss and other carryforwards	24,171,779	12,418,254
Stock based compensation	505,580	377,514
Other, net	40,507	16,364
Total deferred tax asset	30,772,392	13,655,564
Valuation allowance	(30,739,829)	(13,591,637)	$ (7,831,390)
Deferred tax asset, net of allowance	32,563	63,927
Deferred Tax Liabilities:
Depreciation	32,563	63,927
Total Deferred Tax Liabilities	32,563	63,927
Net Deferred Tax Assets (Liabilities)	$ 0	$ 0